Expense Example, No Redemption	12 Months Ended
Nov. 29, 2025 USD ($)
AMRAX
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 1,058
Expense Example, No Redemption, 3 Years	2,023
Expense Example, No Redemption, 5 Years	2,985
Expense Example, No Redemption, 10 Years	5,379
AMRBX
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	624
Expense Example, No Redemption, 3 Years	1,848
Expense Example, No Redemption, 5 Years	3,041
Expense Example, No Redemption, 10 Years	5,607
AMRCX
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	581
Expense Example, No Redemption, 3 Years	1,727
Expense Example, No Redemption, 5 Years	2,855
Expense Example, No Redemption, 10 Years	5,413
AMRGX
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	1,015
Expense Example, No Redemption, 3 Years	1,899
Expense Example, No Redemption, 5 Years	2,790
Expense Example, No Redemption, 10 Years	$ 5,042